Property and equipment	12 Months Ended
Dec. 31, 2022
Property and equipment
Property and equipment

14. Property and equipment

		Other
Property and equipment	Office	facilities and	Work in
Cost in €‘000	buildings	equipment	Progress	Total
Balance as of January 1, 2021	41,086	19,068	3	60,157
Additions	2,961	5,807	23	8,791
Additions through business combinations	433	3,356	—	3,789
Disposals	(2,325)	(398)	(8)	(2,731)
Translation adjustments	1,569	514	1	2,084
Balance as of December 31, 2021	43,724	28,347	19	72,090
Additions	2,671	8,030	436	11,137
Additions through business combinations	1,288	1,319	18	2,625
Transfers	—	—	(19)	(19)
Disposals	(307)	(78)	—	(385)
Translation adjustments	490	594	19	1,103
Balance as of December 31, 2022	47,866	38,212	473	86,551

Accumulated depreciation
in €‘000
Balance as of January 1, 2021	(12,725)	(13,449)	—	(26,174)
Depreciation	(6,266)	(4,061)	—	(10,327)
Disposals	964	192	—	1,156
Translation adjustments	(478)	(344)	—	(822)
Balance as of December 31, 2021	(18,505)	(17,662)	—	(36,167)
Depreciation	(6,672)	(5,310)	—	(11,982)
Disposals	307	78	—	385
Translation adjustments	372	(1,272)	—	(900)
Balance as of December 31, 2022	(24,498)	(24,166)	—	(48,664)

Carrying amount
As of December 31, 2021	25,219	10,685	19	35,923
As of December 31, 2022	23,368	14,046	473	37,887